Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	¥ 983,612	¥ 949,413
Marketable securities	946,397	936,731
Notes and accounts receivable, trade	926,375	986,500
Allowance for doubtful accounts and sales returns	(72,783)	(86,598)
Inventories	683,146	665,432
Other receivables	206,058	231,947
Deferred income taxes	40,940	47,788
Prepaid expenses and other current assets	482,982	466,688
Total current assets	4,196,727	4,197,901
Film costs	301,228	305,232
Investments and advances:
Affiliated companies	164,874	171,063
Securities investments and other	9,069,209	8,360,290
Long-term Investments, Total	9,234,083	8,531,353
Property, plant and equipment:
Land	121,707	123,629
Buildings	655,379	679,125
Machinery and equipment	1,795,991	1,764,241
Construction in progress	69,286	35,786
Property, Plant and Equipment, Gross, Total	2,642,363	2,602,781
Less - Accumulated depreciation	1,821,545	1,863,496
Property, plant and equipment, net	820,818	739,285
Other assets:
Intangibles, net	615,754	642,361
Goodwill	606,290	561,255
Deferred insurance acquisition costs	511,834	520,571
Deferred income taxes	97,639	89,637
Other	289,017	246,736
Other noncurrent assets	2,120,534	2,060,560
Total assets	16,673,390	15,834,331
Current liabilities:
Short-term borrowings	149,272	62,008
Current portion of long-term debt	187,668	159,517
Notes and accounts payable, trade	550,964	622,215
Accounts payable, other and accrued expenses	1,367,115	1,374,099
Accrued income and other taxes	88,865	98,414
Deposits from customers in the banking business	1,912,673	1,872,965
Other	574,193	556,372
Total current liabilities	4,830,750	4,745,590
Long-term debt	556,605	712,087
Accrued pension and severance costs	462,384	298,753
Deferred income taxes	450,926	445,876
Future insurance policy benefits and other	4,509,215	4,122,372
Policyholders' account in the life insurance business	2,401,320	2,259,514
Other	330,302	316,422
Total liabilities	13,541,502	12,900,614
Redeemable noncontrolling interest	¥ 7,478	¥ 5,248
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2015 - Shares authorized: 3,600,000,000; shares issued: 1,169,773,260 2016 - Shares authorized: 3,600,000,000; shares issued: 1,262,493,760	¥ 858,867	¥ 707,038
Additional paid-in capital	1,325,719	1,185,777
Retained earnings	936,331	813,765
Accumulated other comprehensive income -
Unrealized gains on securities, net	140,736	154,153
Unrealized losses on derivative instruments, net	(1,198)
Pension liability adjustment	(371,739)	(201,131)
Foreign currency translation adjustments	(421,117)	(338,305)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(653,318)	(385,283)
Treasury stock, at cost Common stock 2015 - 1,031,323 shares 2016 - 1,047,745 shares	(4,259)	(4,220)
Stockholders' Equity Attributable to Parent, Total	2,463,340	2,317,077
Noncontrolling interests	661,070	611,392
Total equity	3,124,410	2,928,469
Total liabilities and equity	¥ 16,673,390	¥ 15,834,331